Right-of-use Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Right-of-use Assets
9.	RIGHT-OF-USE ASSETS
The evolution of the Group’s right-of-use assets as of December 31, 2021, 2020 and 2019 is as follows:

	Land and buildings	Exploitation facilities and equipment	Machinery and equipment		Gas stations	Transportation equipment	Total
Balances for initial application of IFRS 16	450	6,732	8,612		3,356	3,909	23,059

Cost
Increases	266	13,129	19,429		163	6,792	39,779
Translation differences	310	4,587	6,189		1,687	2,545	15,318
Adjustment for inflation (2)	—	—	—		275	—	275
Decreases, reclassifications and other movements	—	(1,162)	(1,264)		(58)	(64)	(2,548)

Accumulated depreciation
Increases	208	6,051	3,174		667	2,430	12,530 (1)
Translation differences	45	1,138	850		117	619	2,769
Decreases, reclassifications and other movements	—	(507)	(283)		(7)	(10)	(807)

Cost	1,026	23,286	32,966		5,423	13,182	75,883
Accumulated depreciation	253	6,682	3,741		777	3,039	14,492

Balance as of December 31, 2019	773	16,604	29,225		4,646	10,143	61,391

Cost
Increases	11	4,116	4,781		97	2,416	11,421
Translation differences	396	9,187	11,275		1,863	5,374	28,095
Adjustment for inflation (2)	7	—	—		321	—	328
Decreases, reclassifications and other movements	(90)	(9,212)	(23,984	) (3)	—	(1,771)	(35,057)

Accumulated depreciation
Increases	325	7,315	6,336		973	6,713	21,662 (1)
Translation differences	155	3,675	2,497		380	2,525	9,232
Adjustment for inflation (2)	5	—	—		68	—	73
Decreases, reclassifications and other movements	(10)	(5,260)	(2,833	) (3)	—	(767)	(8,870)

Cost	1,350	27,377	25,038		7,704	19,201	80,670
Accumulated depreciation	728	12,412	9,741		2,198	11,510	36,589

Balance as of December 31, 2020	622	14,965	15,297		5,506	7,691	44,081

Cost
Increases	1,734	3,843	2,702		1,098	18,368	27,745
Translation differences	295	6,101	5,509		1,391	4,414	17,710
Adjustment for inflation (2)	18	—	—		614	—	632
Decreases, reclassifications and other movements	—	(1,213)	(4,441)		(531)	(10,625)	(16,810)

Accumulated depreciation
Increases	208	7,720	6,400		1,089	7,949	23,366 (1)
Translation differences	172	3,288	2,611		425	2,514	9,010
Adjustment for inflation (2)	17	—	—		256	—	273
Decreases, reclassifications and other movements	—	(707)	(1,930)		(230)	(9,684)	(12,551)

Cost	3,397	36,108	28,808		10,276	31,358	109,947
Accumulated depreciation	1,125	22,713	16,822		3,738	12,289	56,687

Balance as of December 31, 2021	2,272	13,395	11,986		6,538	19,069	53,260

(1)
Includes 19,200, 17,873 and 10,509 that were charged to “Depreciation of right-of-use
assets” in the comprehensive statement of income for the years ended December 31, 2021, 2020 and 2019, respectively, (see Note 26), and includes 4,166, 3,789 and 2,021 that were capitalized in the item “Property, plant and equipment” in the statement of financial position (see Note 8).

(2)	Corresponds to adjustment for inflation of opening balances of right-of-use assets of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(3)	Includes (21,103) and (2,110) of cost and acumulated depreciation, respectively, for a decrease in liquefaction barge with Exmar. See Note 34.d).